Details of Significant Accounts - Details of Investment Tax Credits and Unrecognized Deferred Tax Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized deferred income tax assets	$ 6,299,550	$ 224,343	$ 5,537,167
Research and Development Expenditure
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused credits	723,267	25,757	549,466
Unrecognized deferred income tax assets	723,267	25,757	549,466
Employees' Development and Training
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused credits	72	3	72
Unrecognized deferred income tax assets	$ 72	$ 3	$ 72